Financial Instruments and Risk Management - Schedule of Movements in Level 3 Measured on Recurring Basis (Detail) - Valuation techniques based on unobservable market input (level 3) [member] - GBP (£)
£ in Millions
	12 Months Ended
	Jun. 30, 2018	Jun. 30, 2017
Disclosure of fair value measurement of liabilities [line items]
Beginning balance	£ (183)	£ (165)
Net losses included in the income statement		(8)
Net gains/(losses) included in exchange in other comprehensive income	3	(4)
Net gains/(losses) included in retained earnings	7	(12)
Settlement of liabilities	9	6
Ending balance	£ (164)	£ (183)